PREPAYMENTS, OTHER RECEIVABLES AND OTHER ASSETS (Details) - USD ($)		Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Receivables from borrowers of online lending platform, net (i)	[1]		$ 0	$ 393,348
Prepaid expenses (ii)		$ 242,779	957,200	829,032
Deposits (iii)		618,689	731,279	537,619
Value added tax ("VAT") recoverable		93,214	597,884	99,445
Due from automobile purchasers, net (iv)		103,333	238,421	504,792
Receivables from aggregation platforms (v)		253,168	163,384	867,614
Prepayments for automobiles (vi)				1,026,802
Employee advances		8,951	11,054	9,739
Others		42,683	13,986	30,235
Total prepayments, receivables and other assets		$ 1,362,817	2,713,208	4,298,626
Discontinued Operations [Member]
Total prepayments, receivables and other assets				1,638,543
Continuing Operations [Member]
Total prepayments, receivables and other assets			$ 2,713,208	$ 2,660,083

[1]	Receivables from borrowers of online lending platform, net